NOTES PAYABLE (Details by lender) - USD ($)	Feb. 28, 2023	May 31, 2022
Debt Instrument [Line Items]
Notes Payable, Noncurrent	$ 1,470,831	$ 1,425,997
Debt Instrument, Unamortized Discount (Premium), Net	(31,709)	(6,889)
Notes and Loans Payable	1,439,122	1,419,108
Lender A [Member]
Debt Instrument [Line Items]
Notes Payable, Noncurrent	458,014	458,014
Lender B [Member]
Debt Instrument [Line Items]
Notes Payable, Noncurrent	170,212	170,212
14 Other Lenders [Member]
Debt Instrument [Line Items]
Notes Payable, Noncurrent	$ 842,605	$ 797,771